INVENTORIES	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES

a.	Inventories are comprised of the following:

	December 31,
	2016	2015

Raw materials, parts and supplies	$6,461	$7,084
Work in progress	6,541	7,471
Finished products	8,467	10,803

	$21,469	$25,358

b.	Inventory write-offs totaled $ 4,833, $ 2,054 and $ 1,002 in 2016, 2015 and 2014, respectively.